UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

BrandywineGLOBAL—

FLEXIBLE BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income and capital appreciation. Prior to July 7, 2020, the Fund sought a high level of current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL—Flexible Bond Fund (formerly known as BrandywineGLOBAL—Global Flexible Income Fund) for the six-month reporting period ended June 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

The Board of Trustees of Legg Mason Global Asset Management Trust on behalf of the Fund approved certain changes proposed by Fund management. Effective on July 7, 2020, the Fund was renamed BrandywineGLOBAL—Flexible Bond Fund from BrandywineGLOBAL—Global Flexible Income Fund and underwent changes to its investment objective and certain investment policies. Please note that there were no benchmark or portfolio management team changes as a result of these changes. Please refer to the prospectus supplement dated May 7, 2020 for additional information.

***

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

II	BrandywineGLOBAL—Flexible Bond Fund

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

BrandywineGLOBAL—Flexible Bond Fund	III

Performance review

For the six months ended June 30, 2020, Class IS shares of BrandywineGLOBAL—Flexible Bond Fund (formerly known as BrandywineGLOBAL—Global Flexible Income Fund) returned 5.80%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Indexi, returned 6.14% for the same period. The Lipper Multi-Sector Income Funds Category Averageii returned -1.26% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Flexible Bond Fund:
Class A	5.78%
Class I	5.69%
Class IS	5.80%
Bloomberg Barclays U.S. Aggregate Index	6.14%
Lipper Multi-Sector Income Funds Category Average	-1.26%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2020 for Class A, Class I and Class IS shares were 2.29%, 2.60% and 2.64%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class I and Class IS shares would have been 1.13%, 1.36% and 1.42%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

This Fund is the successor to an institutional account (the “Predecessor”). Immediately prior to the Fund commencing operations, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class A, Class I and Class IS shares were 4.06%, 3.76% and 3.74%, respectively.

IV	BrandywineGLOBAL—Flexible Bond Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. “High yield” or “junk” bonds are subject to greater price volatility, illiquidity, and possibility of default. Asset-backed, mortgage-backed, or mortgage-related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Equity securities are subject to market and price fluctuations. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Leverage may increase

BrandywineGLOBAL—Flexible Bond Fund	V

Performance review (cont’d)

volatility and possibility of loss. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. As a non-diversified fund, the Fund is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 355 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	BrandywineGLOBAL—Flexible Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2020 and December 31, 2019 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.78%	$1,000.00	$1,057.80	0.91%	$4.66	Class A	5.00%	$1,000.00	$1,020.34	0.91%	$4.57
Class I	5.69	1,000.00	1,056.90	0.71	3.63	Class I	5.00	1,000.00	1,021.33	0.71	3.57
Class IS	5.80	1,000.00	1,058.00	0.65	3.33	Class IS	5.00	1,000.00	1,021.63	0.65	3.27

[1]	For the six months ended June 30, 2020.

2	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

BrandywineGLOBAL—Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 65.8%
Communication Services — 10.1%
Diversified Telecommunication Services — 0.2%
Embarq Corp., Senior Notes	7.995%	6/1/36	35,000	$39,383
Interactive Media & Services — 2.3%
Baidu Inc., Senior Notes	3.075%	4/7/25	200,000	210,623
Weibo Corp., Senior Notes	3.375%	7/8/30	200,000	198,674	(a)
Total Interactive Media & Services				409,297
Media — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	30,000	31,081	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	115,000	116,581	(b)
Discovery Communications LLC, Senior Notes	3.625%	5/15/30	70,000	76,653
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	30,000	29,260
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	130,000	125,139	(b)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	30,000	29,657	(b)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	250,000	266,250	(b)
Total Media				674,621
Wireless Telecommunication Services — 3.7%
Sprint Corp., Senior Notes	7.250%	9/15/21	240,000	251,881
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	170,000	189,522	(b)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	165,000	165,993	(b)
Xiaomi Best Time International Ltd., Senior Notes	3.375%	4/29/30	30,000	29,638	(b)
Total Wireless Telecommunication Services				637,034
Total Communication Services				1,760,335
Consumer Discretionary — 4.5%
Automobiles — 2.2%
Ford Motor Co., Senior Notes	8.500%	4/21/23	225,000	238,360
General Motors Co., Senior Notes	6.800%	10/1/27	45,000	52,512
General Motors Co., Senior Notes	6.250%	10/2/43	60,000	63,840
Hyundai Capital America, Senior Notes	2.850%	11/1/22	30,000	30,635	(b)
Total Automobiles				385,347
Hotels, Restaurants & Leisure — 1.2%
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	200,000	196,340	(b)
McDonald’s Corp., Senior Notes	3.600%	7/1/30	5,000	5,764
Total Hotels, Restaurants & Leisure				202,104

See Notes to Financial Statements.

4	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL—Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Internet & Direct Marketing Retail — 0.5%
Expedia Group Inc., Senior Notes	6.250%	5/1/25	80,000	$85,392	(b)
Specialty Retail — 0.6%
AutoNation Inc., Senior Notes	4.750%	6/1/30	25,000	27,142
L Brands Inc., Senior Notes	5.625%	10/15/23	16,000	15,163
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	65,000	65,364	(b)
Total Specialty Retail				107,669
Total Consumer Discretionary				780,512
Consumer Staples — 1.8%
Beverages — 1.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	200,000	238,137
Constellation Brands Inc., Senior Notes	3.750%	5/1/50	45,000	49,404
Total Beverages				287,541
Food Products — 0.2%
Campbell Soup Co., Senior Notes	3.650%	3/15/23	26,000	27,749
Total Consumer Staples				315,290
Energy — 3.9%
Oil, Gas & Consumable Fuels — 3.9%
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	140,000	147,142
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	310,000	311,667
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	285,000	219,484	(b)
Total Energy				678,293
Financials — 9.5%
Banks — 5.3%
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	120,000	133,301
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.761%	3/10/23	65,000	64,574	(c)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.881%	3/17/23	100,000	99,381	(c)
CIT Group Inc., Senior Notes	5.000%	8/15/22	135,000	138,289
CIT Group Inc., Senior Notes (3.929% to 6/19/23 then SOFR + 3.827%)	3.929%	6/19/24	80,000	77,708	(c)
Fifth Third Bancorp, Senior Notes	2.550%	5/5/27	25,000	26,824
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	400,000	373,250	(c)(d)(e)
Total Banks				913,327
Capital Markets — 2.7%
Ares Capital Corp., Senior Notes	4.200%	6/10/24	40,000	40,979
Ares Capital Corp., Senior Notes	4.250%	3/1/25	25,000	25,591

See Notes to Financial Statements.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL—Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Ares Capital Corp., Senior Notes	3.250%	7/15/25	35,000	$34,007
FS KKR Capital Corp., Senior Notes	4.750%	5/15/22	26,000	25,797
FS KKR Capital Corp., Senior Notes	4.625%	7/15/24	17,000	16,949
FS KKR Capital Corp., Senior Notes	4.125%	2/1/25	35,000	33,824
Intercontinental Exchange Inc., Senior Notes	2.100%	6/15/30	100,000	102,638
Main Street Capital Corp., Senior Notes	5.200%	5/1/24	60,000	61,768
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	130,000	128,558
Total Capital Markets				470,111
Insurance — 1.5%
American International Group Inc., Senior Notes	4.500%	7/16/44	135,000	157,751
Aon Corp., Senior Notes	2.200%	11/15/22	20,000	20,754
Markel Corp., Senior Notes	3.350%	9/17/29	15,000	16,078
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	65,000	67,181	(b)
Total Insurance				261,764
Total Financials				1,645,202
Health Care — 7.8%
Biotechnology — 0.9%
Amgen Inc., Senior Notes	2.300%	2/25/31	150,000	157,339
Health Care Equipment & Supplies — 1.1%
Teleflex Inc., Senior Notes	4.875%	6/1/26	180,000	186,041
Health Care Providers & Services — 0.1%
HCA Inc., Senior Secured Notes	4.750%	5/1/23	25,000	27,136
Pharmaceuticals — 5.7%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	85,000	86,333	(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	40,000	41,583	(b)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	400,000	388,542	(b)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	125,000	120,903
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	213,294	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	160,000	143,460
Total Pharmaceuticals				994,115
Total Health Care				1,364,631

See Notes to Financial Statements.

6	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL—Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 6.5%
Aerospace & Defense — 0.7%
Boeing Co., Senior Notes	2.700%	5/1/22	25,000	$25,319
Boeing Co., Senior Notes	3.750%	2/1/50	105,000	94,441
Total Aerospace & Defense				119,760
Airlines — 0.8%
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	50,000	52,838
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	90,000	93,247
Total Airlines				146,085
Building Products — 0.9%
Owens Corning, Senior Notes	3.875%	6/1/30	150,000	160,355
Industrial Conglomerates — 2.4%
General Electric Co., Senior Notes	3.150%	9/7/22	55,000	57,622
General Electric Co., Senior Notes	3.625%	5/1/30	145,000	145,462
General Electric Co., Senior Notes	4.350%	5/1/50	220,000	217,942
Total Industrial Conglomerates				421,026
Professional Services — 0.4%
Equifax Inc., Senior Notes	3.100%	5/15/30	60,000	64,136
Road & Rail — 0.9%
CSX Corp., Senior Notes	3.800%	4/15/50	135,000	160,711
Trading Companies & Distributors — 0.4%
Air Lease Corp., Senior Notes	2.250%	1/15/23	65,000	64,302
Total Industrials				1,136,375
Information Technology — 10.6%
Communications Equipment — 1.4%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	230,000	236,355	(b)
Electronic Equipment, Instruments & Components — 1.9%
Flex Ltd., Senior Notes	4.875%	5/12/30	150,000	166,981
Jabil Inc., Senior Notes	3.600%	1/15/30	155,000	162,637
Total Electronic Equipment, Instruments & Components				329,618
IT Services — 1.1%
Amdocs Ltd., Senior Notes	2.538%	6/15/30	80,000	79,387
Fiserv Inc., Senior Notes	2.250%	6/1/27	100,000	104,733
Total IT Services				184,120
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Inc., Senior Notes	4.700%	4/15/25	45,000	50,759	(b)
Broadcom Inc., Senior Notes	3.459%	9/15/26	31,000	33,291	(b)
Broadcom Inc., Senior Notes	4.110%	9/15/28	31,000	33,833	(b)
Intel Corp., Senior Notes	2.450%	11/15/29	30,000	32,455
NVIDIA Corp., Senior Notes	3.500%	4/1/40	120,000	140,472

See Notes to Financial Statements.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL—Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp., Senior Notes	3.500%	4/1/50	20,000	$22,982
NXP BV / NXP Funding LLC / NXP USA Inc., Senior Notes	3.400%	5/1/30	70,000	75,471	(b)
Total Semiconductors & Semiconductor Equipment				389,263
Software — 2.1%
NortonLifeLock Inc., Senior Notes	5.000%	4/15/25	150,000	153,000	(b)
Oracle Corp., Senior Notes	3.600%	4/1/50	60,000	67,085
VMware Inc., Senior Notes	4.700%	5/15/30	140,000	154,712
Total Software				374,797
Technology Hardware, Storage & Peripherals — 1.9%
Apple Inc., Senior Notes	2.650%	5/11/50	120,000	126,345
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	115,000	131,941	(b)
Hewlett Packard Enterprise Co., Senior Notes	2.250%	4/1/23	65,000	66,974
Total Technology Hardware, Storage & Peripherals				325,260
Total Information Technology				1,839,413
Materials — 7.9%
Chemicals — 0.5%
CF Industries Inc., Senior Secured Notes	3.400%	12/1/21	44,000	44,877	(b)
FMC Corp., Senior Notes	3.450%	10/1/29	35,000	38,100
Total Chemicals				82,977
Construction Materials — 1.2%
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	200,000	203,700	(b)
Metals & Mining — 5.6%
Cleveland-Cliffs Inc., Senior Secured Notes	4.875%	1/15/24	170,000	160,420	(b)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	200,000	205,154	(e)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	200,000	196,245	(b)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	195,000	189,605
Nucor Corp., Senior Notes	2.700%	6/1/30	75,000	78,908
Steel Dynamics Inc., Senior Notes	4.125%	9/15/25	40,000	40,912
Steel Dynamics Inc., Senior Notes	3.250%	1/15/31	75,000	76,663
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	30,000	29,922	(b)
Total Metals & Mining				977,829
Paper & Forest Products — 0.6%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	105,000	106,170	(b)
Total Materials				1,370,676

See Notes to Financial Statements.

8	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL—Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 0.3%
Equity Real Estate Investment Trusts (REITs) — 0.3%
Crown Castle International Corp., Senior Notes	3.300%	7/1/30	20,000	$22,043
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	25,000	24,933	(b)
Total Real Estate				46,976
Utilities — 2.9%
Electric Utilities — 1.9%
DPL Inc., Senior Notes	7.250%	10/15/21	220,000	234,548
DPL Inc., Senior Notes	4.125%	7/1/25	100,000	100,278	(b)
Total Electric Utilities				334,826
Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000	67,620
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., Senior Secured Notes	3.300%	7/15/25	40,000	41,267	(b)
Multi-Utilities — 0.4%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	45,000	51,210
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	10,000	12,093
Total Multi-Utilities				63,303
Total Utilities				507,016
Total Corporate Bonds & Notes (Cost — $11,109,311)				11,444,719
Collateralized Mortgage Obligations (f) —7.7%
Chase Home Lending Mortgage Trust, 2019-ATR2 A11 (1 mo. USD LIBOR + 0.900%)	1.085%	7/25/49	51,149	50,845	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K076 A2	3.900%	4/25/28	220,000	264,672
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K078 A2	3.854%	6/25/28	140,000	167,750
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K082 A2	3.920%	9/25/28	135,000	163,035	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019- DNA2 M2 (1 mo. USD LIBOR + 2.450%)	2.635%	3/25/49	188,783	187,680	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.285%	7/25/39	95,000	86,270	(b)(c)

See Notes to Financial Statements.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL—Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.585%	10/25/39	80,000		$66,863	(b)(c)
GS Mortgage Securities Corp. Trust, 2019-70P A (1 mo. USD LIBOR + 1.000%)	1.185%	10/15/36	160,000		155,888	(b)(c)
Lehman XS Trust, 2005-5N 1A1 (1 mo. USD LIBOR + 0.300%)	0.485%	11/25/35	50,544		48,958	(c)
Thornburg Mortgage Securities Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.620%)	0.805%	6/25/44	71,341		68,792	(c)
WaMu Mortgage Pass-Through Trust, 2004-AR5 A6	3.138%	6/25/34	83,852		83,117	(c)
Total Collateralized Mortgage Obligations (Cost — $1,332,172)					1,343,870
Sovereign Bonds — 6.4%
Italy — 1.2%
Italy Buoni Poliennali Del Tesoro, Senior Notes	3.850%	9/1/49	140,000	EUR	212,751	(e)
Japan — 0.7%
Japan Government Thirty Year Bond	0.400%	6/20/49	13,600,000	JPY	120,108
Portugal — 2.4%
Portugal Obrigacoes do Tesouro OT, Senior Notes	4.100%	2/15/45	230,000	EUR	412,866	(e)
Spain — 2.1%
Spain Government Bond, Senior Notes	2.700%	10/31/48	240,000	EUR	364,460	(e)
Total Sovereign Bonds (Cost — $1,041,069)					1,110,185
Asset-Backed Securities — 2.4%
Centex Home Equity Loan Trust, 2005-A M1 (1 mo. USD LIBOR + 0.720%)	0.905%	1/25/35	31,931		30,977	(c)
CWABS Revolving Home Equity Loan Trust, 2004-I A (1 mo. USD LIBOR + 0.290%)	0.475%	2/15/34	56,875		55,516	(c)
JPMorgan Mortgage Acquisition Trust, 2007-CH3 A1B (1 mo. USD LIBOR + 0.320%)	0.505%	3/25/37	162,747		156,942	(c)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.390%)	0.575%	12/25/36	34,717		34,335	(c)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	134,723		139,358	(b)(c)
Total Asset-Backed Securities (Cost — $414,571)					417,128
Convertible Bonds & Notes — 1.0%
Communication Services — 1.0%
Media — 1.0%
DISH Network Corp., Senior Notes (Cost — $146,908)	3.375%	8/15/26	180,000		165,800
Total Investments before Short-Term Investments (Cost — $14,044,031)					14,481,702

See Notes to Financial Statements.

10	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL—Flexible Bond Fund

Security	Rate	Shares	Value
Short-Term Investments — 9.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $1,689,864)	0.062%	1,689,864	$1,689,864
Total Investments — 93.0% (Cost — $15,733,895)			16,171,566
Other Assets in Excess of Liabilities — 7.0%			1,226,011
Total Net Assets — 100.0%			$17,397,577

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities

EUR	— Euro

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro-BTP	3	9/20	$471,296	$484,947	$13,651
U.S. Treasury 10-Year Notes	7	9/20	971,917	974,203	2,286
U.S. Treasury Ultra Long-Term Bonds	6	9/20	1,303,073	1,308,938	5,865
Net unrealized appreciation on open futures contracts					$21,802

See Notes to Financial Statements.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL—Flexible Bond Fund

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,198	JPY	2,800,000	Citibank N.A.	7/9/20	$263
USD	46,217	JPY	5,000,000	Citibank N.A.	7/9/20	(94)
USD	49,485	JPY	5,300,000	Citibank N.A.	7/9/20	395
BRL	810,000	USD	158,955	HSBC Securities Inc.	7/10/20	(10,074)
USD	160,784	BRL	810,000	HSBC Securities Inc.	7/10/20	11,904
COP	580,000,000	USD	160,841	JPMorgan Chase & Co.	7/16/20	(6,718)
USD	154,038	COP	580,000,000	JPMorgan Chase & Co.	7/16/20	(85)
CAD	250,000	USD	186,035	HSBC Securities Inc.	7/23/20	(1,874)
USD	63,797	CAD	90,000	JPMorgan Chase & Co.	7/23/20	(2,501)
USD	85,493	CAD	120,000	JPMorgan Chase & Co.	7/23/20	(2,904)
CAD	430,000	USD	318,648	National Australia Bank Ltd.	7/23/20	(1,892)
USD	21,537	CAD	30,000	National Australia Bank Ltd.	7/23/20	(562)
USD	323,375	CAD	440,000	National Australia Bank Ltd.	7/23/20	(748)
RUB	11,100,000	USD	160,683	Citibank N.A.	7/29/20	(5,254)
USD	157,168	RUB	11,100,000	Citibank N.A.	7/29/20	1,739
USD	152,983	MXN	3,500,000	HSBC Securities Inc.	8/13/20	1,607
MXN	3,500,000	USD	159,679	JPMorgan Chase & Co.	8/13/20	(8,303)
USD	314,951	AUD	460,000	Citibank N.A.	8/27/20	(2,571)
AUD	460,000	USD	318,820	JPMorgan Chase & Co.	8/27/20	(1,298)
USD	1,034,479	EUR	910,000	Citibank N.A.	9/2/20	10,664
USD	314,914	GBP	250,000	Citibank N.A.	9/8/20	5,012
GBP	250,000	USD	314,799	JPMorgan Chase & Co.	9/8/20	(4,898)
NOK	3,000,000	USD	318,154	HSBC Securities Inc.	9/17/20	(6,384)
USD	311,776	NOK	3,000,000	JPMorgan Chase & Co.	9/17/20	6
Total						$(24,570)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

RUB	— Russian Ruble

USD	— United States Dollar

See Notes to Financial Statements.

12	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL—Flexible Bond Fund

At June 30, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2020[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC (CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$25,000	6/20/21	0.284%	5.000% quarterly	$1,157	$1,125	$32
Barclays Bank PLC (CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, due 1/15/24)	25,000	6/20/21	0.284%	5.000% quarterly	1,157	1,125	32
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	105,000	6/20/22	2.698%	5.000% quarterly	4,638	7,903	(3,265)
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	115,000	6/20/21	0.747%	5.000% quarterly	4,782	4,031	751
JPMorgan Chase & Co., (Liberty Interactive LLC, 8.500%, due 7/15/29)	100,000	6/20/22	1.264%	5.000% quarterly	7,319	4,416	2,903
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	6/20/22	0.834%	1.000% quarterly	131	(1,228)	1,359

See Notes to Financial Statements.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL—Flexible Bond Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2020[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$65,000	6/20/22	0.834%	1.000% quarterly	$212	$(1,998)	$2,210
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	12/20/22	1.100%	1.000% quarterly	(98)	(852)	754
Total	$515,000				$19,298	$14,522	$4,776

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount2*		Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.34 Index	5,485,000		6/20/25	1.000% quarterly	$64,109	$24,672	$39,437
Markit iTraxx Crossover Index	1,940,000	EUR	6/20/25	5.000% quarterly	113,929	87,625	26,304
Markit iTraxx Europe Index	295,000	EUR	12/20/24	1.000% quarterly	5,488	71	5,417
Markit iTraxx Europe Index	705,000	EUR	6/20/25	1.000% quarterly	13,267	5,546	7,721
Total					$196,793	$117,914	$78,879

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

14	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL—Flexible Bond Fund

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

Summary of Investments by Country*
United States	63.6%
Brazil	5.1
Israel	3.0
China	2.7
Mexico	2.6
Portugal	2.6
Spain	2.3
Belgium	1.5
Italy	1.3
Chile	1.3
Zambia	1.2
Canada	1.2
Japan	0.7
Netherlands	0.5
Short-Term Investments	10.4
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2020 and are subject to change.

See Notes to Financial Statements.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	15

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments, at value (Cost — $15,733,895)	$16,171,566
Foreign currency, at value (Cost — $4)	3
Receivable for Fund shares sold	677,404
Deposits with brokers for centrally cleared swap contracts	407,728
Receivable from broker — net variation margin on centrally cleared swap contracts	139,521
Interest receivable	135,423
Deposits with brokers for open futures contracts	92,337
Unrealized appreciation on forward foreign currency contracts	31,590
OTC swaps, at value (net premiums paid — $15,374)	19,396
Foreign currency collateral for open futures contracts, at value (Cost — $11,727)	11,802
Receivable from investment manager	5,765
Receivable for open OTC swap contracts	499
Prepaid expenses	33,446
Total Assets	17,726,480

Liabilities:
Payable for securities purchased	198,674
Unrealized depreciation on forward foreign currency contracts	56,160
Payable for Fund shares repurchased	18,126
Payable to broker — net variation margin on open futures contracts	5,427
Service and/or distribution fees payable	1,847
Trustees’ fees payable	186
OTC swaps, at value (premiums received — $852)	98
Accrued expenses	48,385
Total Liabilities	328,903
Total Net Assets	$17,397,577

Net Assets:
Par value (Note 7)	$17
Paid-in capital in excess of par value	16,667,700
Total distributable earnings (loss)	729,860
Total Net Assets	$17,397,577

See Notes to Financial Statements.

16	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2020

Net Assets:
Class A	$9,100,807
Class I	$1,278,927
Class IS	$7,017,843

Shares Outstanding:
Class A	870,563
Class I	122,266
Class IS	670,283

Net Asset Value:
Class A (and redemption price)	$10.45
Class I (and redemption price)	$10.46
Class IS (and redemption price)	$10.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.91

See Notes to Financial Statements.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Interest	$166,082
Less: Foreign taxes withheld	(2,374)
Total Investment Income	163,708

Expenses:
Fund accounting fees	34,922
Investment management fee (Note 2)	28,054
Registration fees	27,569
Audit and tax fees	26,294
Legal fees	6,691
Service and/or distribution fees (Notes 2 and 5)	4,647
Custody fees	4,272
Fees recaptured by investment manager (Note 2)	2,296
Shareholder reports	2,021
Trustees’ fees	1,075
Transfer agent fees (Note 5)	522
Insurance	257
Interest expense	3
Miscellaneous expenses	1,545
Total Expenses	140,168
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(102,220)
Net Expenses	37,948
Net Investment Income	125,760

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	132,103	†
Futures contracts	74,889
Swap contracts	109,831
Forward foreign currency contracts	(46,166)
Foreign currency transactions	(1,329)
Net Realized Gain	269,328
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	383,137
Futures contracts	26,294
Swap contracts	70,782
Forward foreign currency contracts	(19,998)
Foreign currencies	307
Change in Net Unrealized Appreciation (Depreciation)	460,522
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	729,850
Increase in Net Assets From Operations	$855,610

†	Net of foreign capital gains tax of $262.

See Notes to Financial Statements.

18	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Statement of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$125,760	$171,773
Net realized gain	269,328	382,858
Change in net unrealized appreciation (depreciation)	460,522	73,519
Increase in Net Assets From Operations	855,610	628,150

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(160,001)	(372,174)
Decrease in Net Assets From Distributions to Shareholders	(160,001)	(372,174)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,544,965	3,000
Reinvestment of distributions	160,001	372,174
Cost of shares repurchased	(434,214)	(333)
Increase in Net Assets From Fund Share Transactions	10,270,752	374,841
Increase in Net Assets	10,966,361	630,817

Net Assets:
Beginning of period	6,431,216	5,800,399
End of period	$17,397,577	$6,431,216

See Notes to Financial Statements.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	19

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$10.01	$9.59	$10.15	$10.01	$10.00

Income (loss) from operations:
Net investment income	0.12	0.25	0.28	0.39	0.22
Net realized and unrealized gain (loss)	0.45	0.75	(0.52)	0.32	0.31
Total income (loss) from operations	0.57	1.00	(0.24)	0.71	0.53

Less distributions from:
Net investment income	(0.13)	(0.46)	(0.30)	(0.44)	(0.18)
Net realized gains	—	(0.12)	(0.02)	(0.13)	(0.34)
Total distributions	(0.13)	(0.58)	(0.32)	(0.57)	(0.52)

Net asset value, end of period	$10.45	$10.01	$9.59	$10.15	$10.01
Total return[4]	5.78%	10.41%	(2.34)%	7.22%	5.26%

Net assets, end of period (000s)	$9,101	$165	$150	$162	$105

Ratios to average net assets:
Gross expenses	2.86%[5]	4.05%	4.60%	4.58%	6.38%[5]
Net expenses[6,7]	0.91 [5]	0.98	0.95	0.90	0.93 [5]
Net investment income	2.36 [5]	2.45	2.87	3.78	3.66 [5]

Portfolio turnover rate	75%	356%	192%	111%	94%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	For the period May 31, 2016 (inception date) to December 31, 2016.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

20	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$10.01	$9.59	$10.15	$10.01	$10.00

Income (loss) from operations:
Net investment income	0.13	0.28	0.31	0.42	0.24
Net realized and unrealized gain (loss)	0.45	0.75	(0.52)	0.32	0.30
Total income (loss) from operations	0.58	1.03	(0.21)	0.74	0.54

Less distributions from:
Net investment income	(0.13)	(0.49)	(0.33)	(0.47)	(0.19)
Net realized gains	—	(0.12)	(0.02)	(0.13)	(0.34)
Total distributions	(0.13)	(0.61)	(0.35)	(0.60)	(0.53)

Net asset value, end of period	$10.46	$10.01	$9.59	$10.15	$10.01
Total return[4]	5.69%	10.84%	(2.07)%	7.49%	5.40%

Net assets, end of period (000s)	$1,279	$126	$111	$113	$105

Ratios to average net assets:
Gross expenses	2.66%[5]	3.75%	4.34%	4.34%	6.15%[5]
Net expenses[6,7]	0.71 [5]	0.68	0.69	0.66	0.69 [5]
Net investment income	2.59 [5]	2.75	3.12	4.08	3.91 [5]

Portfolio turnover rate	75%	356%	192%	111%	94%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	For the period May 31, 2016 (inception date) to December 31, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	21

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$10.02	$9.59	$10.15	$10.01	$10.00

Income (loss) from operations:
Net investment income	0.13	0.28	0.32	0.42	0.24
Net realized and unrealized gain (loss)	0.45	0.76	(0.52)	0.32	0.30
Total income (loss) from operations	0.58	1.04	(0.20)	0.74	0.54

Less distributions from:
Net investment income	(0.13)	(0.49)	(0.34)	(0.47)	(0.19)
Net realized gains	—	(0.12)	(0.02)	(0.13)	(0.34)
Total distributions	(0.13)	(0.61)	(0.36)	(0.60)	(0.53)

Net asset value, end of period	$10.47	$10.02	$9.59	$10.15	$10.01
Total return[4]	5.80%	10.87%	(2.03)%	7.52%	5.42%

Net assets, end of period (000s)	$7,018	$6,140	$5,540	$5,654	$6,947

Ratios to average net assets:
Gross expenses	2.68%[5,6]	3.73%[6]	4.33%[6]	4.28%	6.11%[5]
Net expenses[7,8]	0.65 [5,6]	0.65 [6]	0.65 [6]	0.59	0.65 [5]
Net investment income	2.52 [5]	2.78	3.18	4.07	3.95 [5]

Portfolio turnover rate	75%	356%	192%	111%	94%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	For the period May 31, 2016 (inception date) to December 31, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

22	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL—Flexible Bond Fund (formerly known as BrandywineGLOBAL—Global Flexible Income Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	23

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$11,444,719	—	$11,444,719
Collateralized Mortgage Obligations	—	1,343,870	—	1,343,870
Sovereign Bonds	—	1,110,185	—	1,110,185
Asset-Backed Securities	—	417,128	—	417,128
Convertible Bonds & Notes	—	165,800	—	165,800
Total Long-Term Investments	—	14,481,702	—	14,481,702
Short-Term Investments†	$1,689,864	—	—	1,689,864
Total Investments	$1,689,864	$14,481,702	—	$16,171,566
Other Financial Instruments:
Futures Contracts	$21,802	—	—	$21,802
Forward Foreign Currency Contracts	—	$31,590	—	31,590
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	19,396	—	19,396
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	78,879	—	78,879
Total Other Financial Instruments	$21,802	$129,865	—	$151,667
Total	$1,711,666	$14,611,567	—	$16,323,233

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	25

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$56,160	—	$56,160
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	98	—	98
Total	—	$56,258	—	$56,258

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

26	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2020, the total notional value of all credit default swaps to sell protection was EUR 2,940,000 and $5,485,000. These

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	27

amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

28	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	29

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties

30	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

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As of June 30, 2020, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $56,258. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

32	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. LMPFA has delegated to Brandywine Global the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class I and Class IS shares did not exceed 1.10%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $102,220.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	33

Pursuant to these arrangements, at June 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I	Class IS
Expires December 31, 2020	$4,475	$4,048	$210,531
Expires December 31, 2021	5,728	4,082	205,331
Expires December 31, 2022	4,884	3,701	182,216
Expires December 31, 2023	36,221	1,407	64,497
Total fee waivers/expense reimbursements subject to recapture	$51,308	$13,238	$662,575

For the six months ended June 30, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class IS
LMPFA recaptured	$2,296

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. In certain cases, Class A shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2020, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the year ended June 30, 2020, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of June 30, 2020, Legg Mason and its affiliates owned 40% of the Fund.

34	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$14,006,875	$1,340,558
Sales	5,834,709	1,314,148

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$15,733,895	$503,225	$(65,554)	$437,671
Swap contracts	132,436	86,920	(3,265)	83,655
Futures contracts	—	21,802	—	21,802
Forward foreign currency contracts	—	31,590	(56,160)	(24,570)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$21,802	—	—	$21,802
OTC swap contracts[3]	—	—	$19,396	19,396
Centrally cleared swap contracts[4]	—	—	78,879	78,879
Forward foreign currency contracts	—	$31,590	—	31,590
Total	$21,802	$31,590	$98,275	$151,667

LIABILITY DERIVATIVES[1]
		Foreign Exchange Risk	Credit Risk	Total
OTC swap contracts[3]		—	$98	$98
Forward foreign currency contracts		$56,160	—	56,160
Total		$56,160	$98	$56,258

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	35

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$74,889	—	—	$74,889
Swap contracts	—	—	$109,831	109,831
Forward foreign currency contracts	—	$(46,166)	—	(46,166)
Total	$74,889	$(46,166)	$109,831	$138,554

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$26,294	—	—	$26,294
Swap contracts	—	—	$70,782	70,782
Forward foreign currency contracts	—	$(19,998)	—	(19,998)
Total	$26,294	$(19,998)	$70,782	$77,078

During the six months ended June 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,374,135
Forward foreign currency contracts (to buy)	448,614
Forward foreign currency contracts (to sell)	1,239,362

Average Notional Balance
Credit default swap contracts (to sell protection)	$4,699,970

36	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Bank PLC	$11,734	—	$11,734	—	$11,734
Citibank N.A.	18,073	$(7,919)	10,154	—	10,154
HSBC Securities Inc.	13,511	(18,332)	(4,821)	—	(4,821)
JPMorgan Chase & Co.	7,325	(26,707)	(19,382)	—	(19,382)
Morgan Stanley & Co. Inc.	343	(98)	245	—	245
National Australia Bank Ltd.	—	(3,202)	(3,202)	—	(3,202)
Total	$50,986	$(56,258)	$(5,272)	—	$(5,272)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$4,647	$62
Class I	—	33
Class IS	—	427
Total	$4,647	$522

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$36,261
Class I	1,408
Class IS	64,551
Total	$102,220

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	37

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class A	$71,602	$7,216
Class I	5,686	5,859
Class IS	82,713	287,426
Total	$160,001	$300,501

Net Realized Gains:
Class A	—	$1,842
Class I	—	1,407
Class IS	—	68,424
Total	—	$71,673

7. Shares of beneficial interest

At June 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	884,002	$8,859,313	—	—
Shares issued on reinvestment	6,870	71,602	901	$9,058
Shares repurchased	(36,791)	(388,017)	(34)	(333)
Net increase	854,081	$8,542,898	867	$8,725

Class I
Shares sold	113,520	$1,190,209	304	$3,000
Shares issued on reinvestment	547	5,686	723	7,266
Shares repurchased	(4,397)	(46,197)	—	—
Net increase	109,670	$1,149,698	1,027	$10,266

Class IS
Shares sold	49,546	$495,443	—	—
Shares issued on reinvestment	8,065	82,713	35,309	$355,850
Shares repurchased	—	—	—	—
Net increase	57,611	$578,156	35,309	$355,850

38	BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

8. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

BrandywineGLOBAL—Flexible Bond Fund 2020 Semi-Annual Report	39

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”) and Legg Mason, Inc. (“Legg Mason”) announced that they had entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadviser, Brandywine Global Investment Management, LLC (the “Subadviser”), each a wholly-owned subsidiary of Legg Mason, would become subsidiaries of Franklin Templeton (the “Transaction”). The Transaction was subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. The Transaction was consummated on July 31, 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction resulted in the automatic termination of the Fund’s existing management agreement and subadvisory agreement (the “Existing Agreements”).

At a meeting held on April 6, 2020, the Fund’s Board of Trustees (the “Board”) approved a new management agreement (the “Management Agreement”) with the Manager and a new subadvisory agreement (“Subadvisory Agreement”) between the Manager and the Subadviser. (The Management Agreement and the Subadvisory Agreement are jointly referred to as the “Agreements”). The meeting was held telephonically based on exemptive relief issued by the Securities and Exchange Commission, with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.

On March 9, 2020, during a telephonic meeting of the Board, the Board met with representatives of Legg Mason, the parent company of the Manager and the Subadviser, and representatives of Franklin Templeton to discuss the Transaction. The Board was advised that the Fund would not bear the costs of obtaining shareholder approval of the Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction was consummated. On March 31, 2020 and April 2, 2020, the trustees who are not “interested persons” of the Fund (as defined in the 1940 Act) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by Legg Mason, Franklin Templeton, the Manager and the Subadviser to assist the Board, and in particular the Independent Trustees, in considering the Agreements. On April 6, 2020, the Board received a presentation from senior Fund management and representatives from Franklin Templeton and reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering the Agreements. Prior to the Board’s approval of the Agreements, as a part of the April 6 meeting, the Independent Trustees further discussed the Agreements in an executive session with independent legal counsel and recommended their approval.

40	BrandywineGLOBAL—Flexible Bond Fund

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

In the event the Fund’s shareholders did not approve the Agreements prior to completion of the Transaction, at its April 6, 2020 meeting, the Board also approved an interim management agreement with the Manager and an interim investment advisory agreement between the Manager and the Subadviser that would take effect upon the closing of the Transaction to enable the Manager and Subadviser to serve as investment managers of the Fund following the termination of the Existing Agreements and pending shareholder approval of the Agreements. At a meeting held on July 14, 2020, shareholders of the Fund approved the Agreements.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that the terms of the Agreements were identical to the Existing Agreements, except for the dates of execution, effectiveness and termination, and that the Board had considered and approved the renewal of the Existing Agreements in November 2019. The Board also considered that the Existing Agreements were the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements were reasonable and fair and that it was in the best interests of the Fund to approve the Agreements.

In evaluating the Agreements, the Board considered the information previously provided for the November 2019 renewal of the Existing Agreements, updated with more recent statistics, information and representations. Among such information was the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and Subadvisory Agreement, respectively, and information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates and the Manager’s supervisory activities over the Subadviser. The Board noted that Franklin Templeton and Legg Mason had informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and the Subadviser, including compliance and other non-advisory services. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account Franklin Templeton’s plans and intentions regarding the Fund and Legg Mason’s asset management business, including the preservation and continued operational and investment autonomy of the investment advisory business conducted by the Subadviser. The Board noted that Franklin Templeton did not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction. The Board also considered that there were not

BrandywineGLOBAL—Flexible Bond Fund	41

expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction. The Board also considered that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base.

The Board also considered its knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management by the Manager and the capabilities of the Subadviser. The Board considered information received at regular meetings throughout the year, including the policies and practices of the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries. The Board considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including liquidity management programs and cybersecurity programs. The Board also considered information about Franklin Templeton’s compliance and risk management programs.

The Board noted that it had reviewed the qualifications, backgrounds and responsibilities of the senior personnel currently serving the Fund, and had met and reviewed the backgrounds and qualifications of the senior personnel of Franklin Templeton responsible for the management of the advisory business. The Board considered that Legg Mason had put in place retention incentives for key personnel at the Manager until the closing of the Transaction and Franklin Templeton had provided long-term retention mechanisms for certain personnel, and that Franklin Templeton had represented that there were not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction. The Board considered Franklin Templeton’s and the Manager’s commitment to an effective transition and to continued high quality investment management and shareholder services following the Transaction.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that, although useful, the data provided by Broadridge may vary depending on the year-end dates selected and the selection of a peer group and, therefore, recognized its limitations. In addition, the Board noted that it had received and discussed at periodic

42	BrandywineGLOBAL—Flexible Bond Fund

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the one- and three-year periods ended December 31, 2019 placed the Class I Shares in the second quintile (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also reviewed updated performance information. In addition, based on their review of materials provided and assurances received, the Board determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided. The Board noted that its evaluation of the factors of the nature, extent and quality of services and performance led it to conclude that it was in the best interests of the Fund to approve the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”), payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Subadviser, respectively. The Board considered that it had reviewed the Fund’s Contractual Management Fee and total expense ratio in connection with its consideration of the Existing Agreements during the 2019 contract renewal process and that the new Management Agreement did not change the Fund’s management fee rate or the computation method for calculating such fees. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which reduced the management fee owed to the Manager under the Management Agreement to zero) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver continued until December 31, 2021 and Franklin Templeton’s statement that it had no current intention to change that waiver after its expiration. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Board determined that the Transaction would not increase the total fees payable by the Fund for management services.

The Board received and reviewed an analysis of Legg Mason complex-wide management fees for funds with a similar strategy, if any, provided by the Manager, which, among other things, set out a framework of fees based on asset classes. The Manager reviewed with the Board the differences in services provided to these different types of accounts, including that the Fund is provided with certain administrative services, office facilities and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers, including the Subadviser. The Board considered, in general,

BrandywineGLOBAL—Flexible Bond Fund	43

the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Manager and noted that there were no other accounts with a similar investment strategy.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual Management Fee and Actual Management Fee were lower than the median of the Broadridge expense group (second and first quintiles) and the actual total expense ratio was at the Broadridge expense group median (third quintile) and higher than the expense universe median (third quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). It was noted that, while the Board has found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.

The Board was provided an overview of the process followed in conducting the profitability study and received an updated report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019, which corresponds to Legg Mason’s fiscal year end, and for the period from September 2019 to February 2020. The Board also received certain information showing historical profitability for fiscal years 2017 through 2019. The Board noted that it previously had received a report from the independent consultant engaged by Legg Mason to assess the methodologies used by Legg Mason for its profitability study in connection with its review of the Existing Agreements. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during Legg Mason’s 2017 through 2019 fiscal years and for the pro forma fiscal year 2020. The Board noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Manager’s profitability from its relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Board noted they will have the opportunity to

44	BrandywineGLOBAL—Flexible Bond Fund

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

periodically re-examine such profitability and any economies of scale going forward. The Board also considered the potential benefits to shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and having access to a greater array of investment opportunities. Given the asset size of the Fund and the complex, as well as the fee waivers, the Board concluded that, although there were no current breakpoints, any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the funds. The Board considered that the Transaction would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. The Board noted that Franklin Templeton and Legg Mason, as a result of the potential benefits derived from the Transaction, have a financial interest in the matters that were being considered. The Board also took note of information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

The Board considered that the senior management team at Legg Mason expressed support for the Transaction and Legg Mason recommended that the Board approve the Agreements. The Board also considered that, under the Transaction Agreement, Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that Franklin Templeton represented to the Board that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser of the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act) on the Fund as a result of the transactions contemplated by the Transaction Agreement.

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Board, including the Independent Trustees, concluded that the Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the Agreements for the Fund was in the best interests of the Fund’s shareholders, and the Board voted to approve the Agreements and to recommend that shareholders approve the Agreements.

BrandywineGLOBAL—Flexible Bond Fund	45

BrandywineGLOBAL—

Flexible Bond Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment

Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL—Flexible Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL—Flexible Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL—Flexible Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

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Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX292184 8/20 SR20-3952

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2020